Schedule IV - Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	$ 214,276
Face Amount of Mortgages	228,387
Carrying Amount December 31, 2012	230,650
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2017 [Member] | Commercial Building [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	26,400
Face Amount of Mortgages	29,000
Carrying Amount December 31, 2012	29,000
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2017 [Member] | LIBOR [Member] | Commercial Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	2.00%
5.72% Mortgage Loan Payable Due 2013 [Member] | Office Park [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	5.72%
Balloon Amount	1,873
Face Amount of Mortgages	1,873
Carrying Amount December 31, 2012	1,873
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2014 [Member] | Commercial Building [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	7,032
Face Amount of Mortgages	7,032
Carrying Amount December 31, 2012	7,032
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2014 [Member] | LIBOR [Member] | Commercial Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	3.50%
Mortgage Loan Payable Due 2013 [Member] | Retail [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	615
Face Amount of Mortgages	615
Carrying Amount December 31, 2012	615
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2013 [Member] | Prime Rate [Member] | Retail [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	1.00%
6.75% Mortgage Loan Payable Due 2016 [Member] | Commercial Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	6.75%
Balloon Amount	12,000
Face Amount of Mortgages	12,000
Carrying Amount December 31, 2012	12,000
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Loan Payable Due 2022 [Member] | Apartment Building [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	20,435
Face Amount of Mortgages	23,475
Carrying Amount December 31, 2012	23,475
Principal Amount of Loans Subject to Delinquent Principal or Interest
Number of units	178
Mortgage Loan Payable Due 2022 [Member] | Adjustable Rate [Member] | Apartment Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	2.07%
3.35% Mortgage Loan Payable Due 2023 [Member] | Multifamily Property [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	3.35%
Balloon Amount	22,188
Face Amount of Mortgages	26,000
Carrying Amount December 31, 2012	26,000
Principal Amount of Loans Subject to Delinquent Principal or Interest
Number of units	217
4.71% Mortgage Loan Payable Due 2020 [Member] | Apartment Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	4.71%
Balloon Amount	23,254
Face Amount of Mortgages	26,303
Carrying Amount December 31, 2012	27,988
Principal Amount of Loans Subject to Delinquent Principal or Interest
Number of units	366
5.43% Mortgage Loan Payable Due 2020 [Member] | Apartment Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	5.43%
Balloon Amount	4,707
Face Amount of Mortgages	5,251
Carrying Amount December 31, 2012	5,829
Principal Amount of Loans Subject to Delinquent Principal or Interest
Number of units	366
4.19% Mortgage Loan Payable Due 2018 [Member] | Apartment Building [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	4.19%
Balloon Amount	13,290
Face Amount of Mortgages	14,357
Carrying Amount December 31, 2012	14,357
Principal Amount of Loans Subject to Delinquent Principal or Interest
Number of units	204
Mortgage Note Payable Due 2013 [Member] | Land, Alto Ave [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	1,642
Face Amount of Mortgages	1,642
Carrying Amount December 31, 2012	1,642
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Note Payable Due 2013 [Member] | Prime Rate [Member] | Land, Alto Ave [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	1.00%
Mortgage Note Payable Due 2013 [Member] | Industrial Land [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	2,134
Face Amount of Mortgages	2,134
Carrying Amount December 31, 2012	2,134
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Note Payable Due 2013 [Member] | Prime Rate [Member] | Industrial Land [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	1.00%
Mortgage Note Payable Due 2015 [Member]
Mortgage Loans on Real Estate [Line Items]
Balloon Amount	78,706
Face Amount of Mortgages	78,705
Carrying Amount December 31, 2012	78,705
Principal Amount of Loans Subject to Delinquent Principal or Interest
Mortgage Note Payable Due 2015 [Member] | LIBOR [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate, Basis Spread on Variable Rate	5.00%